SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Revenues by Region
The following tables present total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
Revenues from sales to unaffiliated customers:

North America	$45,934	$40,236	$39,498
Europe	48,637	43,457	45,448
Africa	34,642	19,872	12,111
Asia-Pacific and Middle East	31,929	29,743	44,983
India	105,990	80,247	130,042
Latin America	82,303	80,086	59,951

	$349,435	$293,641	$332,033

Property and equipment, net, by geographic areas:

Israel		$23,162	$25,419

Others		4,398	4,451

		$27,560	$29,870